Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
PGIM Jennison Natural Resources Fund - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Accumulated Value	$ 9,449.86		$ 9,979.08	$ 10,583.27	$ 9,815.55	$ 8,738.67	$ 8,194.26	$ 14,064.09	$ 17,376.44	$ 16,128.73	$ 17,377.37	$ 21,321.40
PGIM Jennison Natural Resources Fund - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Accumulated Value	10,000.01		10,485.66	11,043.45	10,174.91	9,003.60	8,385.77	14,291.40	17,529.77	16,156.63	17,272.19	21,031.16
PGIM Jennison Natural Resources Fund - CLASS R
Account Value [Line Items]
Line Graph and Table Measure Name		Class R
Accumulated Value	9,999.98		10,535.71	11,154.43	10,316.51	9,163.37	8,579.95	14,694.11	18,109.02	16,771.96	18,020.23	22,055.06
PGIM Jennison Natural Resources Fund - CLASS Z
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
Accumulated Value	10,000.00		10,589.75	11,265.40	10,486.92	9,374.53	8,832.41	15,214.96	18,867.91	17,577.69	19,001.27	23,398.50
PGIM Jennison Natural Resources Fund - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Accumulated Value	10,000.00		10,611.64	11,305.08	10,535.03	9,424.71	8,886.56	15,327.59	19,024.41	17,740.05	19,195.72	23,658.20
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		10,450.908267390418	12,920.702583317365	13,869.88841379935	15,856.914769706695	17,396.70040028718	24,862.313868921134	21,229.667744932092	23,382.952201685926	32,272.466447206276	39,195.704968054124
Lipper Global Natural Resources Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Global Natural Resources Index
Accumulated Value	10,000		11,403.407633187959	12,172.777990721363	11,448.55111806874	10,217.008304354456	8,905.315309656668	14,833.451786261056	17,613.289107580604	17,466.343560125206	19,138.949000577042	23,424.02209602248
MSCI World Index (ND) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index (ND)
Accumulated Value	$ 10,000		$ 10,118.428304230725	$ 12,422.873298358618	$ 12,566.716137478703	$ 14,161.890999385274	$ 14,780.00685652318	$ 20,754.802789515237	$ 16,919.549208305245	$ 18,692.94260092089	$ 24,988.422098788506	$ 30,489.951787800135